Label	Element	Value
Increase (Decrease) Due To Application Of IFRS 9 [Member]
Equity	ifrs-full_Equity	$ (16,000)
Fiorano Shipholding Ltd [Member]
Proportion of ownership interest in subsidiary	ifrs-full_ProportionOfOwnershipInterestInSubsidiary	50.00%
Treasury shares [member]
Equity	ifrs-full_Equity	$ (16,102,000)	[1]
Share premium [member]
Equity	ifrs-full_Equity	1,215,227,000	[1]
Reserve of exchange differences on translation [member]
Equity	ifrs-full_Equity	568,000	[1]
Retained earnings [member]
Equity	ifrs-full_Equity	471,877,000	[1]
Retained earnings [member] | Increase (Decrease) Due To Application Of IFRS 9 [Member]
Equity	ifrs-full_Equity	(16,000)
Retained earnings [member] | Increase (decrease) due to application of IFRS 15 [member]
Equity	ifrs-full_Equity	(1,729,000)
Reserve of cash flow hedges [member]
Equity	ifrs-full_Equity	0	[1]
Issued capital [member]
Equity	ifrs-full_Equity	$ 173,046,000	[1]

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated but the opening balance of 2018 has been adjusted following the application of IFRS 15 on Revenue Recognition.